Trade Accounts Payable (Details) - Schedule of balances corresponding to the main projects - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Infrastructure
Provision of contract costs		S/ 508,448	S/ 400,418
Infrastructure [Member]
Infrastructure
Provision of contract costs		47,573	42,324
Infrastructure [Member] | Linea 1 - Metro de Lima [Member]
Infrastructure
Provision of contract costs		18,281	15,021
Infrastructure [Member] | Operation and maintenance - Roads [Member]
Infrastructure
Provision of contract costs		29,292	27,303
Energy [Member]
Infrastructure
Provision of contract costs		36,977	24,185
Engineering And Construction [Member]
Infrastructure
Provision of contract costs		390,172	297,278
Engineering And Construction [Member] | Cumbra Peru S.A. - Aeropuerto Jorge Chavez [Member]
Infrastructure
Provision of contract costs	[1]	152,492	18,430
Engineering And Construction [Member] | Vial y Vives - DSD S.A. - Obras de Ingenieria y construccion [Member]
Infrastructure
Provision of contract costs		54,007	56,927
Engineering And Construction [Member] | Cumbra Peru S.A. - Planta Concentradora y tunel Quellaveco [Member]
Infrastructure
Provision of contract costs		45,890	80,597
Engineering And Construction [Member] | Morelco S.A.S. - Obras de Ingenieria y Construccion [Member]
Infrastructure
Provision of contract costs		31,690	22,718
Engineering And Construction [Member] | Cumbra Peru S.A. - Refineria Talara [Member]
Infrastructure
Provision of contract costs		18,947	34,267
Engineering And Construction [Member] | Cumbra Peru S.A. - Planta de Flotacion de Particulas Gruesas [Member]
Infrastructure
Provision of contract costs		14,966
Engineering And Construction [Member] | Cumbra Ingenieria S.A. - Proyecto Mina Gold Fields La Cima S.A. [Member]
Infrastructure
Provision of contract costs		9,459	9,135
Engineering And Construction [Member] | Cumbra Peru S.A. - Proyecto Gasoducto Piura [Member]
Infrastructure
Provision of contract costs		9,457	30,025
Engineering And Construction [Member] | Cumbra Peru S.A. - Concentradora Toquepala [Member]
Infrastructure
Provision of contract costs		7,295
Engineering And Construction [Member] | Cumbra Peru S.A. - Proyecto de Infraestructura Via Expresa Linea Amarilla [Member]
Infrastructure
Provision of contract costs		6,057	6,545
Engineering And Construction [Member] | Cumbra Peru S.A. – Planta Oxidos Marcobre [Member]
Infrastructure
Provision of contract costs		3,737	1,819
Engineering And Construction [Member] | Cumbra Peru S.A. - Filtro de Relaves Quebrada Honda [Member]
Infrastructure
Provision of contract costs		2,746	2,493
Engineering And Construction [Member] | Cumbra Peru S.A. - Planta Generadora Machu Picchu [Member]
Infrastructure
Provision of contract costs		1,637	2,348
Engineering And Construction [Member] | Others [Member]
Infrastructure
Provision of contract costs		31,792	31,974
Real Estate [Member]
Infrastructure
Provision of contract costs		20,904	20,632
Parent Company Operation [Member]
Infrastructure
Provision of contract costs		S/ 12,822	S/ 15,999

[1]	The variation at the end of 2022 corresponds to services received and not billed for the increase in activities of the EPC LAP3 project, related to the construction of the Jorge Chavez airport terminal.